Quantitative and qualitative disclosure about market risk - Provision for account receivable, other receivable (Details) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Quantitative and qualitative disclosure about market risk
Provisions for doubtful accounts	$ 39
Balance as of December 31	$ 39